Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets
Beginning balance	$ 17,906	$ 9,280
Additions	28,220	8,103
Less award funding received	(4,049)
Reclassification	(725)
Effect of foreign exchange	(330)	523
Ending balance	41,022	17,906
Pilot Mountain
Intangible assets
Beginning balance	16,765	8,664
Additions	18,862	7,631
Less award funding received	(4,049)
Reclassification	(400)
Effect of foreign exchange	(297)	470
Ending balance	30,881	16,765
Impairment loss	0
Tempiute
Intangible assets
Beginning balance	291
Additions	8,992	291
Reclassification	(325)
Effect of foreign exchange	(5)
Ending balance	8,953	291
Pilot Mountain North
Intangible assets
Additions	113
Ending balance	113
Garfield
Intangible assets
Beginning balance	452	329
Additions	134	95
Effect of foreign exchange	(15)	28
Ending balance	571	452
Stonewall
Intangible assets
Beginning balance	60	51
Additions	4	5
Effect of foreign exchange	(2)	4
Ending balance	62	60
Kibby Basin
Intangible assets
Beginning balance	39	25
Additions	11	12
Effect of foreign exchange	(1)	2
Ending balance	49	39
Golconda
Intangible assets
Beginning balance	294	207
Additions	73	69
Effect of foreign exchange	(10)	18
Ending balance	357	294
White Elephant
Intangible assets
Additions	15
Ending balance	15
Cinch
Intangible assets
Additions	16
Ending balance	16
Website
Intangible assets
Beginning balance	5	4
Effect of foreign exchange		1
Ending balance	$ 5	$ 5